TRADE AND OTHER RECEIVABLES - Changes in Provision for expected credit losses (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provision of impairment
Beginning balance	Rp (10,667)
Ending balance	(12,193)	Rp (10,667)
Allowance for expected credit losses
Provision of impairment
Beginning balance	5,561	5,623
Allowance for expected credit losses	904	513
Receivables written-off	(401)	(575)
Ending balance	Rp 6,064	Rp 5,561